Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO Dan Rosensweig(1) ($)	Compensation Actually Paid to PEO Dan Rosensweig(2) ($)	Summary Compensation Table Total for PEO Nathan Schultz (1) ($)	Compensation Actually Paid to PEO Nathan Schultz(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOS(3) ($)	Total Stockholder Return(4) ($)	Net (Loss) Income (in millions) ($)

2025	4,934,000	4,620,667	4,669,769	3,748,474	3,466,297	2,637,018	3.68	(103)
2024	2,404,217	196,478	4,131,883	(693,309)	1,086,343	234,181	6.37	(837)
2023	4,779,849	(688,671)	—	—	3,104,169	196,528	44.95	18

Named Executive Officers, Footnote
Dan Rosensweig served as PEO during 2023 until May 31, 2024. Nathan Schultz served as PEO from June 1, 2024, until October 27, 2025. Dan Rosensweig reassumed the PEO role effective October 27, 2025. The non-PEO for 2025 was David Longo. The non-PEO NEOs for 2024 were David Longo, Andrew Brown and Esther Lem. The non-PEO NEOs for 2023 were Andrew Brown, Nathan Schultz, John Fillmore and Esther Lem.

Adjustment To PEO Compensation, Footnote
To calculate CAP to the PEOs the following adjustments were made to SCT Total Compensation:

PEO	Summary Compensation Table Total for PEO ($)	Deductions from Summary Compensation Table Total(a) ($)	Total Adjustments ($)	Compensation Actually Paid to PEO ($)

Dan Rosensweig	4,934,000	(4,070,000)	3,756,667	4,620,667
Nathan Schultz	4,669,769	(1,500,000)	578,705	3,748,474

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2025.

SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. A reconciliation of the SCT totals to CAP to our PEOs calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K is shown below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP are as follows:

PEO	Year End Fair Value of Equity Awards Granted in Covered Year and Outstanding at End of Year ($)	Change in Fair Value of Awards Granted in Prior Year from the End of the Prior Fiscal Years to the End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Equity Awards Granted in Prior Fiscal Years ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Adjustment ($)

Dan Rosensweig	3,883,000	(79,098)	—	(47,235)	—	3,756,667
Nathan Schultz	—	(82,898)	930,000	(147,788)	(120,609)	578,705

Non-PEO NEO Average Total Compensation Amount			$ 3,466,297	$ 1,086,343	$ 3,104,169
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,637,018	234,181	196,528
Adjustment to Non-PEO NEO Compensation Footnote

(3)	To calculate CAP to the non-PEO NEOs (as an average) the following adjustments were made to the applicable SCT Total compensation:

Summary Compensation Table Total for non-PEO NEOs ($)	Deductions from Summary Compensation Table Total(a) ($)	Total Adjustments ($)	Compensation Actually Paid to non-PEO NEOs ($)

3,466,297	(2,320,000)	1,490,721	2,637,018

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards" column in the Summary Compensation Table for 2025.
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. A reconciliation of the SCT totals to CAP to our non-PEO NEOs calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K is shown below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP are as follows:

Year End Fair Value of Equity Awards Granted in Covered Year and Outstanding at End of Year ($)	Change in Fair Value of Awards Granted in Prior Year from the End of the Prior Fiscal Year to the End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value from the End if the Prior Fiscal Year to the Vesting Date for Equity Awards Granted in Prior Fiscal Years ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Equity Value Included in Compensation Actually Paid ($)

1,700,000	(2,196)	—	(207,083)	—	1,490,721

Compensation Actually Paid vs. Total Shareholder Return			The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR for the most recent three fiscal years.
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 3.68	6.37	44.95
Net Income (Loss)			$ (103,000,000)	(837,000,000)	18,000,000
PEO Name	Dan Rosensweig	Nathan Schultz
Additional 402(v) Disclosure			Total stockholder return is calculated based on a fixed investment in the common stock of Chegg, Inc. of one hundred dollars measured from the market close on December 31, 2022 through and including the end of each fiscal year reported in the table.
Dan Rosensweig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,934,000	2,404,217	4,779,849
PEO Actually Paid Compensation Amount			4,620,667	196,478	688,671
Nathan Schultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,669,769	4,131,883	0
PEO Actually Paid Compensation Amount			3,748,474	$ 693,309	$ 0
PEO | Dan Rosensweig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,070,000)
PEO | Dan Rosensweig [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,756,667
PEO | Dan Rosensweig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,883,000
PEO | Dan Rosensweig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(79,098)
PEO | Dan Rosensweig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dan Rosensweig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(47,235)
PEO | Dan Rosensweig [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nathan Schultz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,500,000)
PEO | Nathan Schultz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			578,705
PEO | Nathan Schultz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nathan Schultz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(82,898)
PEO | Nathan Schultz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			930,000
PEO | Nathan Schultz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(147,788)
PEO | Nathan Schultz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(120,609)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,490,721
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,320,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,490,721
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,700,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,196)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(207,083)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0